Group information - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 13, 2024 USD ($) $ / bbl $ / bb1	Dec. 31, 2024 USD ($)	Jan. 01, 2025 m³	Dec. 18, 2024 m³	Dec. 16, 2024 USD ($)	Dec. 31, 2023 USD ($)
Corporate and Company information [Line Items]
Property, plant and equipment		$ 2,805,983				$ 1,927,759
CapacityOfCrudeOilAwardedUnderContract | $ / bb1	50,000
Trade and other non-current receivables		205,268				$ 136,351
ON XXVII [Member]
Corporate and Company information [Line Items]
Bonds issued		$ 600,000
Borrowings, interest rate		7.625%
Borrowings, maturity		10-year term
Crude Oil Export Pipeline [Member]
Corporate and Company information [Line Items]
Property, plant and equipment	$ 3,000,000
Trafigura Argentina SA [Member]
Corporate and Company information [Line Items]
Contingent consideration recognised as of acquisition date					$ 128,000
QuantityToBeSoldOnAccountOfBusinessAcquisition | m³			10,000
Proportion Of Rights Of The Production			100		100
YPF, Pampa Energa S.A. and Pan American Sur S.A [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest in joint venture	14.10%
Trade and other non-current receivables		$ 4,741
Vaca Muerta Centro Pipeline [Member]
Corporate and Company information [Line Items]
CapacityOfCrudeOilForTransportation | m³				4,500
IncreaseInCapacityOfCrudeOilForTransportation | m³				6,800
YPF, Pampa Energa S.A. and Pan American Sur S.A [Member]
Corporate and Company information [Line Items]
CapacityOfCrudeOilForTransportation | $ / bbl	550,000
IncreaseInCapacityOfCrudeOilForTransportation | $ / bbl	700,000
Neuquen Basin Argentina [Member] | Medanito25 de Mayo and Jagel de los Machos [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Norte CAN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		84.62%
Neuquen Basin Argentina [Member] | Bajada del Palo Oeste and Bajada del Palo Este Aguada Federal and Bandurria Norte [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Neuquen Basin Argentina [Member] | Aguila Mora [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		90.00%
Northwest Basin Argentina [Member] | Acambuco [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		1.50%
Mexico 50% of blocks CS-01 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
In Argentina [Member] | Federal [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
In Argentina [Member] | Entre Lomas [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
In Argentina [Member] | Twenty Five de MayoMedanito SE [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
In Argentina [Member] | Jarilla Quemada [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%